Basis of Presentation and General Information (Details) - Common shares	9 Months Ended
	Oct. 15, 2018 shares	Oct. 14, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Reverse Stock Split Conversion Ratio	10
Number Of Shares Outstanding	3,206,495	32,065,077